Post-employment benefits - Summary of Additional Details on Defined Pension Plans Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Post Employment Benefits [Abstract]
Present value of defined benefit obligation	$ (19,252)	$ (17,889)	$ (15,938)
Fair value of plan assets	16,577	13,436
Net pension liability	$ 2,675	$ 4,453